RELATED PARTY TRANSACTIONS (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	$ 0	$ 517	$ 914
Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	602	40	41
Hollysys Machine [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	0	40	41
Hollycon [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	$ 602	$ 0	$ 0